Offerings - Offering: 1	May 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	619,595
Proposed Maximum Offering Price per Unit	136.25
Maximum Aggregate Offering Price	$ 84,419,818.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,658.38
Offering Note	(1) Fee calculated in accordance with Rule 457(c) and (h) of the Securities Act of 1933 (the "Securities Act"). (2) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of common stock, par value $0.01 per share, of the Registrant (the "Common Stock") as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Amended and Restated Ducommun Incorporated 2024 Stock Incentive Plan (the "2024 SIP"). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low sale prices of the Common Stock, as reported on New York Stock Exchange on May 11, 2026.